Convertible Notes - Schedule of Convertible Notes and Amortized Cost (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Convertible Notes and Amortized Cost [Abstract]
Convertible Notes- Issued in June, 2024	$ 1,075,781	$ 1,360,000
Less cost of Share converted	183,993	204,764
Less repayment of the Notes	891,788
Less debt discount and debt issuance cost		79,455
Convertible notes		1,075,781
Less current portion of convertible notes payable		1,075,781
Long-term convertible notes payable